Goodwill - Key assumptions calculation of fair value less costs of disposal (Parenthetical) (Detail) - Richards Bay Minerals [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Fair value less costs of disposal, post-tax discount rate	8.60%	8.80%
5% decrease in the titanium slag price | Titanium
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Percentage of decrease in the titanium slag price	5.00%
1% increase in the discount rate applied to post-tax cash flows
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Fair value less costs of disposal, post-tax discount rate	1.00%
10% strengthening of South African rand
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Strengthening percentage of the South African rand	10.00%